SHARE-BASED PAYMENT (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																					1 Months Ended		12 Months Ended
	Dec. 01, 2019 shares	Nov. 22, 2019 USD ($) shares	Jun. 29, 2019 USD ($) shares	Jun. 19, 2019 USD ($) shares	Jan. 02, 2019 shares	Dec. 31, 2018 shares	Sep. 01, 2018 shares	Jun. 28, 2018 shares	May 01, 2018 USD ($) shares	May 01, 2018 USD ($) shares	Mar. 01, 2018 shares	Nov. 22, 2017 shares	Aug. 15, 2017 shares	Dec. 16, 2016 shares	Jan. 16, 2016 shares	Jan. 06, 2016 shares	Jan. 05, 2016 $ / shares shares	Jun. 29, 2015 $ / shares shares	Jun. 19, 2014 $ / shares shares	Mar. 28, 2011	Jun. 19, 2018 USD ($) shares	Jun. 19, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Mar. 01, 2019 shares	Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan																				12.00%
Incremental compensation cost | $			$ 7	$ 2,710
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number			133,200	12,301,430					66,600												7,594,240	2,828,620
Sharebased Compensation Arrangement by Sharebased Payment Award Equity Instruments Other than Options Grants in Period Fair Value																							$ 5,749	¥ 40,023		¥ 48,575		¥ 78,902
Share options granted on June 19, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $		$ 59								$ 32
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number		233,350								233,350
Share options granted on January 6, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $		$ 50								$ 18
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number		600,000								600,000
Share options granted on December 16, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $		$ 94
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number		600,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period																							0	0	0	0	0	0
Exercise price of share | $ / shares																			$ 3.232				$ 0.00		$ 0.00		$ 0.00
Number of shares options vested						35,474,100																	26,001,220		35,474,100	35,474,100	41,987,560	41,987,560	26,001,220
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																							5,900,000	5,900,000	0	0	12,500,000	12,500,000
Intrinsic value of options exercised																							$ 921	¥ 6,415	$ 0	¥ 2,284	$ 0	¥ 479
Number of vested and non vested options						35,474,100																	26,001,220		35,474,100	35,474,100	41,987,560	41,987,560	26,001,220		55,382,320
Fair value of options | ¥																								¥ 0		¥ 0		¥ 0
Weighted-average grant-date fair value per share granted | $ / shares																							$ 0.00		$ 0.00		$ 0.00
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period														600,000		600,000		200,000	2,000,000
Exercise price of share | $ / shares																		$ 2.55
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period												350,000
Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested																		66,670
Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested																		66,670
Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested																		66,660
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period															15,900,000		2,500,000		32,561,800
Exercise price of share | $ / shares																	$ 2.00
Number of shares options vested															2,950,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period															10,000,000
Employees [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested																			16,280,900
Employees [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested															985,300
Employees [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested															1,964,700		1,000,000
American Depositary Shares [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																			$ 32.32
Restricted shares granted to employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period																							7,553,980	7,553,980	5,000,000	5,000,000	12,580,280	12,580,280
Number of shares options vested						7,076,760																	13,406,560		7,076,760	7,076,760	12,580,280	12,580,280	13,406,560
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																							0	0	0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					7,553,980			5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																														3,000,000
Intrinsic value of options exercised | $																							$ 1,053		$ 0		$ 0
Sharebased Compensation Arrangement By Sharebased Payment Award Equity Instruments Other Than Options Exercises Aggregate Intrinsic Value																							$ 1,053	¥ 7,331
Number of vested and non vested options						7,076,760																	13,406,560		7,076,760	7,076,760	12,580,280	12,580,280	13,406,560		0
Equity awards granted to employees recognition period																							0 years	0 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥																													¥ 0
Weighted-average grant-date fair value per share granted | $ / shares																							$ 0.76		$ 1.41		$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																							$ 0.76		$ 1.41		$ 0.96
Restricted shares granted to employees and directors [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period													12,230,280
Restricted shares granted to employees and directors [Member] | Employees [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											4,076,760
Restricted shares granted to employees and directors [Member] | Employees [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						4,076,760
Restricted shares granted to employees and directors [Member] | Employees [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	4,076,760
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $									$ 6												$ 4,764	$ 55
Equity awards granted to employees recognition period																							6 months 15 days	6 months 15 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																							$ 1,456						¥ 10,137